Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loss Per Common Share [Abstract]
Schedule of reconciliation of the fully dilutive securities effect with net income

	December 31,
	2012	2011

Net loss attributable to common shareholders	$(4,820)	$(5,654)

Weighted average common shares outstanding - basic and diluted	7,900,693	6,019,900

Loss per common share - basic and diluted	$(0.61)	$(0.94)

Schedule of potentially dilutive securities

	Nine Months Ended September 30,
	2013	2012

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series C	-	1,415
Convertible preferred stock - Series D	7,824	-
Warrants to purchase common stock	2,737	277
Options to purchase common stock	544	642

Total potentially dilutive securities	11,506	2,735

	December 31,
	2012	2011

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series C	-	1,415
Convertible preferred stock - Series D	7,042	-
Warrants to purchase common stock	981	429
Options to purchase common stock	544	702

Total potentially dilutive securities	8,968	2,947